Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Description of Business and Segment Disclosures
Description of Business and Segmented Disclosures
Husky Energy Inc. (“Husky” or “the Company”) is an international integrated energy company incorporated under the Business Corporations Act (Alberta). The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”) under the symbol “HSE” and the Cumulative Redeemable Preferred Shares, Series 1, Cumulative Redeemable Preferred Shares, Series 2, Cumulative Redeemable Preferred Shares, Series 3, Cumulative Redeemable Preferred Shares, Series 5 and Cumulative Redeemable Preferred Shares, Series 7 are listed under the symbols, ”HSE.PR.A”, “HSE.PR.B”, ”HSE.PR.C”, ”HSE.PR.E” and ”HSE.PR.G”, respectively. The registered office is located at 707, 8th Avenue S.W., PO Box 6525, Station D, Calgary, Alberta, T2P 3G7.
Management has identified segments for the Company’s business based on differences in products, services and management responsibility. The Company’s business is conducted predominantly through two major business segments – Upstream and Downstream.
Upstream operations in the Integrated Corridor and Offshore include exploration for, and development and production of, crude oil, bitumen, natural gas and natural gas liquids (“NGL”) (“Exploration and Production”) and the marketing of the Company’s and other producers’ crude oil, natural gas, NGL, sulphur and petroleum coke. Additionally, Upstream operations include pipeline transportation, the blending of crude oil and natural gas and storage of crude oil, diluent and natural gas (“Infrastructure and Marketing”). Infrastructure and Marketing markets and distributes products to customers on behalf of Exploration and Production and is grouped in the Upstream business segment based on the nature of its interconnected operations. The Company’s Upstream operations are located primarily in Alberta, Saskatchewan, and British Columbia (“Western Canada”), offshore east coast of Canada (“Atlantic”) and offshore China and offshore Indonesia (“Asia Pacific”).

Downstream operations in the Integrated Corridor in Canada include upgrading heavy crude oil feedstock into synthetic crude oil and diesel (“Upgrading”), refining crude oil, producing ethanol and marketing heavy and synthetic crude oil, refined petroleum products including gasoline, diesel, ethanol-blended fuels, asphalt and ancillary products (“Canadian Refined Products”). It also includes crude oil refining in the U.S. to produce and market diesel fuels, gasoline, jet fuel and asphalt (“U.S. Refining and Marketing”). Upgrading, Canadian Refined Products and U.S. Refining and Marketing all process and refine natural resources into marketable products and are grouped together as the Downstream business segment due to the similar nature of their products and services.

Disclosure of entity's operating segments [text block]
Segmented Financial Information

	Upstream
($ millions)	Exploration and Production(1)		Infrastructure and Marketing(2)		Total
Years ended December 31,	2019	2018	2019	2018	2019	2018
Gross revenues	4,958	4,330	2,342	2,211	7,300	6,541
Royalties	(323)	(335)	—	—	(323)	(335)
Marketing and other	—	—	189	668	189	668
Revenues, net of royalties	4,635	3,995	2,531	2,879	7,166	6,874
Expenses
Purchases of crude oil and products	—	—	2,336	2,087	2,336	2,087
Production, operating and transportation expenses	1,634	1,527	21	23	1,655	1,550
Selling, general and administrative expenses	297	296	9	5	306	301
Depletion, depreciation, amortization and impairment	4,312	1,811	12	—	4,324	1,811
Exploration and evaluation expenses	547	149	—	—	547	149
Loss (gain) on sale of assets	(3)	(2)	—	—	(3)	(2)
Other – net	86	(120)	—	2	86	(118)
	6,873	3,661	2,378	2,117	9,251	5,778
Earnings (loss) from operating activities	(2,238)	334	153	762	(2,085)	1,096
Share of equity investment income	50	51	9	18	59	69
Financial items
Net foreign exchange gain	—	—	—	—	—	—
Finance income	3	12	—	—	3	12
Finance expenses	(163)	(109)	(3)	—	(166)	(109)
	(160)	(97)	(3)	—	(163)	(97)
Earnings (loss) before income taxes	(2,348)	288	159	780	(2,189)	1,068
Provisions for (recovery of) income taxes
Current	32	(484)	—	354	32	(130)
Deferred	(674)	549	43	(141)	(631)	408
	(642)	65	43	213	(599)	278
Net earnings (loss)	(1,706)	223	116	567	(1,590)	790
Intersegment revenues	1,660	1,155	—	—	1,660	1,155

(1)	Includes allocated depletion, depreciation, amortization and impairment related to assets in Infrastructure and Marketing, as these assets provide a service to Exploration and Production.

(2)
Includes $201 million of revenue (2018 - $172 million) and $269 million of associated costs (2018 - $142 million) for construction contracts, inclusive of $193 million of revenue (2018 - $172 million) and $261 million of costs (2018 - $142 million) for contracts in progress with revenue recognized as performance obligations are met.

(3)	Eliminations relate to sales and operating revenues between segments recorded at transfer prices based on current market prices. Segment results include transactions between business segments.

Segmented Financial Information Con’t

Downstream								Corporate and Eliminations(3)		Total
Upgrading		Canadian Refined Products		U.S. Refining and Marketing		Total
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
1,777	1,750	3,122	3,412	9,940	11,770	14,839	16,932	(2,022)	(1,554)	20,117	21,919
—	—	—	—	—	—	—	—	—	—	(323)	(335)
—	—	—	—	—	—	—	—	—	—	189	668
1,777	1,750	3,122	3,412	9,940	11,770	14,839	16,932	(2,022)	(1,554)	19,983	22,252

1,303	928	2,571	2,760	8,629	10,334	12,503	14,022	(2,022)	(1,554)	12,817	14,555
217	195	278	265	869	795	1,364	1,255	(2)	(2)	3,017	2,803
9	7	53	47	33	22	95	76	292	277	693	654
115	123	218	115	735	450	1,068	688	104	92	5,496	2,591
—	—	—	—	—	—	—	—	—	—	547	149
—	—	(6)	(2)	1	—	(5)	(2)	—	—	(8)	(4)
—	—	—	(1)	(654)	(464)	(654)	(465)	(16)	(8)	(584)	(591)
1,644	1,253	3,114	3,184	9,613	11,137	14,371	15,574	(1,644)	(1,195)	21,978	20,157
133	497	8	228	327	633	468	1,358	(378)	(359)	(1,995)	2,095
—	—	—	—	—	—	—	—	—	—	59	69

—	—	—	—	—	—	—	—	44	14	44	14
—	—	—	—	—	—	—	—	71	52	74	64
(1)	(1)	(15)	(12)	(18)	(14)	(34)	(27)	(151)	(178)	(351)	(314)
(1)	(1)	(15)	(12)	(18)	(14)	(34)	(27)	(36)	(112)	(233)	(236)
132	496	(7)	216	309	619	434	1,331	(414)	(471)	(2,169)	1,928

63	168	38	100	17	9	118	277	25	(72)	175	75
(28)	(33)	(40)	(42)	52	129	(16)	54	(327)	(66)	(974)	396
35	135	(2)	58	69	138	102	331	(302)	(138)	(799)	471
97	361	(5)	158	240	481	332	1,000	(112)	(333)	(1,370)	1,457
263	290	99	109	—	—	362	399	—	—	2,022	1,554
Segmented Financial Information

	Upstream
($ millions)	Exploration and Production(1)		Infrastructure and Marketing		Total
Years ended December 31,	2019	2018	2019	2018	2019	2018
Expenditures on exploration and evaluation assets(2)	46	242	—	—	46	242
Expenditures on property, plant and equipment(2)	2,300	2,414	2	—	2,302	2,414
As at December 31,
Exploration and evaluation assets	643	997	—	—	643	997
Developing and producing assets at cost	46,587	44,196	—	—	46,587	44,196
Accumulated depletion, depreciation, amortization and impairment	(31,348)	(27,379)	—	—	(31,348)	(27,379)
Other property, plant and equipment at cost	—	—	101	101	101	101
Accumulated depletion, depreciation and amortization	—	—	(51)	(50)	(51)	(50)
Total exploration and evaluation assets and property, plant and equipment, net	15,882	17,814	50	51	15,932	17,865
Total right-of-use assets, net	520	—	90	—	610	—
Total assets	17,533	19,175	1,661	1,301	19,194	20,476

(1)	Includes allocated depletion, depreciation, amortization and impairment related to assets in Infrastructure and Marketing, as these assets provide a service to Exploration and Production.

(2)
Excludes capitalized costs related to asset retirement obligations and capitalized interest incurred during the year. Includes Exploration and Production assets acquired through acquisition, but excludes assets acquired through corporate acquisition.

Geographical Financial Information

($ millions)	Canada		United States
Years ended December 31,	2019	2018	2019	2018
Gross revenues(1)	9,120	9,000	9,940	11,770
Royalties	(264)	(269)	—	—
Marketing and other	189	668	—	—
Revenue, net of royalties	9,045	9,399	9,940	11,770
As at December 31,
Restricted cash – non-current	—	—	—	—
Exploration and evaluation assets	599	935	—	—
Property, plant and equipment, net	14,630	16,433	6,053	6,336
Right-of-use assets, net	1,044	—	156	—
Goodwill	—	—	656	690
Investment in joint ventures	666	669	—	—
Long-term income tax receivable	212	243	—	—
Other assets(2)	47	58	458	276
Total non-current assets	17,198	18,338	7,323	7,302

(1)	Sales to external customers are based on the location of the seller.

(2)	Includes insurance proceeds of $435 million (2018 - $253 million ), related to the Superior Refinery incident.

Segmented Financial Information Con’t

Downstream								Corporate and Eliminations		Total
Upgrading		Canadian Refined Products		U.S. Refining and Marketing		Total
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
—	—	—	—	—	—	—	—	—	—	46	242
59	62	119	74	768	665	946	801	138	121	3,386	3,336

—	—	—	—	—	—	—	—	—	—	643	997
—	—	—	—	—	—	—	—	—	—	46,587	44,196
—	—	—	—	—	—	—	—	—	—	(31,348)	(27,379)
2,721	2,659	2,360	2,789	9,534	9,746	14,615	15,194	1,377	1,251	16,093	16,546
(1,700)	(1,585)	(1,449)	(1,581)	(3,481)	(3,410)	(6,630)	(6,576)	(1,028)	(937)	(7,709)	(7,563)
1,021	1,074	911	1,208	6,053	6,336	7,985	8,618	349	314	24,266	26,797
—	—	143	—	157	—	300	—	292	—	1,202	—
1,203	1,149	1,287	1,431	8,691	8,566	11,181	11,146	2,747	3,603	33,122	35,225

Geographical Financial Information Con’t

China		Other International		Total
2019	2018	2019	2018	2019	2018
1,057	1,149	—	—	20,117	21,919
(59)	(66)	—	—	(323)	(335)
—	—	—	—	189	668
998	1,083	—	—	19,983	22,252

142	128	—	—	142	128
39	57	5	5	643	997
2,938	3,030	2	1	23,623	25,800
2	—	—	—	1,202	—
—	—	—	—	656	690
—	—	516	650	1,182	1,319
—	—	—	—	212	243
—	—	19	26	524	360
3,121	3,215	542	682	28,184	29,537
Disaggregation of Revenue

	Upstream
($ millions)	Exploration and Production		Infrastructure and Marketing		Total
Years ended December 31,	2019	2018	2019	2018	2019	2018
Primary Geographical Markets
Canada	3,901	3,181	2,342	2,211	6,243	5,392
United States	—	—	—	—	—	—
China	1,057	1,149	—	—	1,057	1,149
Total revenue	4,958	4,330	2,342	2,211	7,300	6,541

Major Product Lines
Light & medium crude oil	670	948	—	—	670	948
Heavy crude oil	603	527	—	—	603	527
Bitumen	2,302	1,367	—	—	2,302	1,367
Total crude oil	3,575	2,842	—	—	3,575	2,842
NGL	291	381	—	—	291	381
Natural gas	1,092	1,107	—	—	1,092	1,107
Total exploration and production	4,958	4,330	—	—	4,958	4,330
Total infrastructure and marketing	—	—	2,342	2,211	2,342	2,211
Synthetic crude	—	—	—	—	—	—
Gasoline	—	—	—	—	—	—
Diesel & distillates	—	—	—	—	—	—
Asphalt	—	—	—	—	—	—
Other	—	—	—	—	—	—
Total refined products	—	—	—	—	—	—
Total revenue	4,958	4,330	2,342	2,211	7,300	6,541

Disaggregation of Revenue Con’t

Downstream								Corporate and Eliminations		Total
Upgrading		Canadian Refined Products		U.S. Refining and Marketing		Total
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

1,777	1,750	3,122	3,412	—	—	4,899	5,162	(2,022)	(1,554)	9,120	9,000
—	—	—	—	9,940	11,770	9,940	11,770	—	—	9,940	11,770
—	—	—	—	—	—	—	—	—	—	1,057	1,149
1,777	1,750	3,122	3,412	9,940	11,770	14,839	16,932	(2,022)	(1,554)	20,117	21,919

—	—	—	—	—	—	—	—	—	—	670	948
—	—	—	—	—	—	—	—	—	—	603	527
—	—	—	—	—	—	—	—	—	—	2,302	1,367
—	—	—	—	—	—	—	—	—	—	3,575	2,842
—	—	—	—	—	—	—	—	—	—	291	381
—	—	—	—	—	—	—	—	—	—	1,092	1,107
—	—	—	—	—	—	—	—	—	—	4,958	4,330
—	—	—	—	—	—	—	—	—	—	2,342	2,211
1,505	1,445	—	—	—	—	1,505	1,445	—	—	1,505	1,445
—	—	904	1,070	5,414	6,157	6,318	7,227	—	—	6,318	7,227
260	278	1,152	1,303	3,644	4,297	5,056	5,878	—	—	5,056	5,878
—	—	452	454	136	165	588	619	—	—	588	619
12	27	614	585	746	1,151	1,372	1,763	—	—	1,372	1,763
1,777	1,750	3,122	3,412	9,940	11,770	14,839	16,932	—	—	14,839	16,932
1,777	1,750	3,122	3,412	9,940	11,770	14,839	16,932	(2,022)	(1,554)	20,117	21,919